INVESTMENTS (Details) - The fair value of investment (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Unrealized loss	$ (173,518)	$ 1,751,636	$ 46,371	$ 459,226		$ 653,684
Reversal of unrealized loss as of October 31, 2012					653,684
Investment In Videocon [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value as of October 31, 2011			4,197,341	4,728,367	4,728,367	5,382,051
Unrealized loss			(46,371)			(653,684)
Fair Value					4,197,341	4,728,367
Reversal of unrealized loss as of October 31, 2012					653,684
Other than temporary impairment					$ (1,184,710)